Note 1 - Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Twelve months ended December 31,
	2023	2022
Customer A	70%	51%
Customer B	*	13%
Customer C	*	10%